ACCOUNTS AND OTHER RECEIVABLES - Disclosure of detailed information about trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Accounts Receivable [Abstract]
Trade receivables	$ 4,385	$ 4,751
IVA receivables	8,062	8,863
Other receivables	689	847
Due from related parties	0	1
Accounts receivable	$ 13,136	$ 14,462